Segments (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of segments

	Central processing algorithm services	Total for the six months ended June 30, 2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	290,441,871	290,441,871	40,753,476
Cost of revenues	202,960,891	202,960,891	28,478,544
Gross profit	87,480,980	87,480,980	12,274,932
Depreciation and amortization	642,951	642,951	90,216
Total capital expenditures	3,294	3,294	462

	Central processing algorithm services	Total for the six months ended June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	188,112,127	188,112,127	26,277,782
Cost of revenues	136,540,311	136,540,311	19,073,606
Gross profit	51,571,816	51,571,816	7,204,176
Depreciation and amortization	708,874	708,874	99,024
Total capital expenditures	-	-	-

Total assets as of:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Central processing algorithm services	1,267,134,187	2,368,162,417	330,813,625
Total assets	1,267,134,187	2,368,162,417	330,813,625

Schedule of disaggregation revenue

	For the six months ended June 30, 2024	For the six months ended June 30, 2025	For the six months ended June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Mainland PRC revenues	239,512,194	142,800,304	19,948,077
Hong Kong revenues	50,929,677	45,311,823	6,329,705
Total revenues	290,441,871	188,112,127	26,277,782